March 31, 2025
2025 Quarterly Report (Unaudited)

Master Investment Portfolio
• International Tilts Master Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.3%
AGL Energy Ltd.	168,124	$ 1,109,723
ANZ Group Holdings Ltd.	34,821	637,540
Aristocrat Leisure Ltd.	61,206	2,475,362
Aurizon Holdings Ltd.	51,883	100,862
BHP Group Ltd., Class DI	208,944	5,069,637
Commonwealth Bank of Australia	62,965	5,987,583
Computershare Ltd.	30,526	752,436
Evolution Mining Ltd.	34,674	155,145
Glencore PLC	1,630,614	5,968,254
Insurance Australia Group Ltd.	3,583	17,430
JB Hi-Fi Ltd.	1,435	83,876
Northern Star Resources Ltd.	197,104	2,275,600
Pro Medicus Ltd.	436	55,187
Qantas Airways Ltd.	112,948	643,932
REA Group Ltd.	8,860	1,229,276
Rio Tinto PLC	5,585	335,157
Santos Ltd.	338,163	1,417,052
Sonic Healthcare Ltd.	52,889	858,751
South32 Ltd.	82,463	166,125
Suncorp Group Ltd.	2,143	25,955
Technology One Ltd.	13,630	239,741
Transurban Group(a)	196,278	1,653,187
Wesfarmers Ltd.	7,451	337,783
		31,595,594
Austria — 0.1%
BAWAG Group AG(b)	4,881	503,543
OMV AG	2,357	121,377
		624,920
Belgium — 0.2%
Ageas SA/NV	13,605	815,529
Brazil — 0.0%
Yara International ASA	1,361	41,055
China — 0.5%
BOC Hong Kong Holdings Ltd.	112,000	453,479
Prosus NV	34,280	1,592,619
Yangzijiang Shipbuilding Holdings Ltd.	286,000	501,938
		2,548,036
Denmark — 1.3%
AP Moller - Maersk A/S, Class A	86	147,319
AP Moller - Maersk A/S, Class B(c)	1,127	1,961,463
Demant A/S(d)	649	21,810
Genmab A/S(d)	3,093	602,579
Novo Nordisk A/S, Class B	44,956	3,074,015
Pandora A/S	174	26,667
Vestas Wind Systems A/S(d)	63,544	879,099
		6,712,952
Finland — 0.4%
Elisa OYJ	7,102	346,187
Nokia OYJ	159,094	837,915
Wartsila OYJ Abp	43,447	775,244
		1,959,346
France — 9.7%
Air Liquide SA	4,599	873,557
Amundi SA(b)	4,998	391,570
AXA SA	138,113	5,900,979
BNP Paribas SA	79,431	6,638,789
Bureau Veritas SA	32,877	997,490
Security	Shares	Value
France (continued)
Capgemini SE	12,672	$ 1,904,070
Credit Agricole SA	219,337	3,993,478
Danone SA	49,685	3,800,168
Eiffage SA	10,970	1,277,223
Engie SA	159,000	3,098,244
Gaztransport Et Technigaz SA	187	28,356
Gecina SA	6,169	578,859
Hermes International SCA	750	1,973,339
Ipsen SA	421	48,491
L’Oreal SA	2,108	783,528
LVMH Moet Hennessy Louis Vuitton SE	10,231	6,335,835
Orange SA	248,532	3,219,516
Safran SA	10,570	2,782,904
TotalEnergies SE	9,651	621,842
Valeo SE	114,736	1,077,193
Veolia Environnement SA	58,076	1,997,338
Vinci SA	1,705	214,933
		48,537,702
Germany — 11.3%
adidas AG	27,742	6,543,239
Allianz SE, Registered Shares(c)	20,300	7,769,004
Continental AG	12,327	869,297
Deutsche Bank AG, Class N, Registered Shares	163,354	3,893,892
Deutsche Post AG, Class N, Registered Shares	6,244	268,075
Deutsche Telekom AG, Registered Shares	229,348	8,467,521
E.ON SE, Class N	190,216	2,871,259
Fresenius Medical Care AG	16,691	830,544
Fresenius SE & Co. KGaA(d)	15,526	662,861
GEA Group AG	668	40,607
Henkel AG & Co. KGaA	5,466	393,803
HUGO BOSS AG	5,252	199,671
Infineon Technologies AG, Class N	21,049	701,666
Jenoptik AG	2	42
Mercedes-Benz Group AG, Class N	994	58,717
Merck KGaA	9,101	1,252,387
Rational AG	119	99,146
Rheinmetall AG	714	1,021,679
SAP SE	50,828	13,619,342
Schaeffler AG(d)	11	46
Siemens AG, Class N, Registered Shares	21,672	5,005,066
Siemens Energy AG(d)	29,374	1,741,348
Siemens Healthineers AG(b)	1,175	63,392
		56,372,604
Hong Kong — 1.7%
AIA Group Ltd.	426,000	3,224,763
CLP Holdings Ltd.	95,000	773,374
Jardine Matheson Holdings Ltd.	2,400	101,359
Link REIT	278,500	1,305,098
Sun Hung Kai Properties Ltd.	35,500	338,232
Techtronic Industries Co. Ltd.	127,500	1,527,995
WH Group Ltd.(b)	1,412,000	1,296,503
Wharf Real Estate Investment Co. Ltd.	6,000	14,569
		8,581,893
Ireland — 0.3%
Kerry Group PLC, Class A	12,310	1,289,038
Israel — 0.7%
Bank Hapoalim BM	35,537	481,918
Bank Leumi Le-Israel BM	42,871	577,326
Isracard Ltd.	1,271	5,645

Schedule of Investments (unaudited)(continued)
March 31, 2025
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel (continued)
Israel Discount Bank Ltd., Class A	35,086	$ 244,413
Mizrahi Tefahot Bank Ltd.	20,396	917,276
Nice Ltd.(d)	8,718	1,345,710
		3,572,288
Italy — 2.0%
A2A SpA	408,600	984,748
Amplifon SpA	1,050	21,316
Banca Monte dei Paschi di Siena SpA	285,409	2,269,924
Coca-Cola HBC AG, Class DI	2,605	117,980
Enel SpA	119,038	964,982
Eni SpA	16,148	249,753
Generali	26,877	944,164
Intesa Sanpaolo SpA	432,654	2,229,754
Italgas SpA	74,077	531,146
Mediobanca Banca di Credito Finanziario SpA	2,981	55,917
MFE-MediaForEurope NV, Class A	8	29
Poste Italiane SpA(b)	51,387	916,759
Recordati Industria Chimica e Farmaceutica SpA	7,850	444,843
Unipol Assicurazioni SpA	10,235	163,841
		9,895,156
Japan — 22.9%
AGC, Inc.	500	15,221
Amada Co. Ltd.(c)	75,700	737,287
Asahi Intecc Co. Ltd.	12,000	193,843
Asahi Kasei Corp.	131,100	919,097
Astellas Pharma, Inc.(c)	89,300	869,291
Canon, Inc.	153,800	4,795,970
Concordia Financial Group Ltd.	15,400	102,241
Dai-ichi Life Holdings, Inc.	96,800	739,119
Daikin Industries Ltd.	27,600	2,995,114
Daito Trust Construction Co. Ltd.	6,200	634,410
Daiwa House Industry Co. Ltd.	1,300	42,997
Daiwa Securities Group, Inc.	36,000	242,397
Denso Corp.	56,800	704,693
FANUC Corp.	34,200	931,804
Hitachi Ltd.	187,100	4,392,996
Hulic Co. Ltd.	7,700	73,914
ITOCHU Corp.	10,800	501,368
J Front Retailing Co. Ltd.	13,200	163,910
Japan Exchange Group, Inc.	23,600	242,866
Japan Post Bank Co. Ltd.	37,500	380,759
Japan Post Holdings Co. Ltd.	52,800	529,448
Kakaku.com, Inc.(c)	42,700	611,566
Kansai Electric Power Co., Inc.	7,500	89,010
Keyence Corp.	3,100	1,218,951
Kyocera Corp.	20,700	233,807
LY Corp.	315,600	1,068,671
Marubeni Corp.	54,200	869,466
Mazda Motor Corp.(c)	189,900	1,215,049
MISUMI Group, Inc.	5,500	91,546
Mitsubishi Chemical Group Corp.	123,400	609,779
Mitsubishi Corp.	170,400	3,008,371
Mitsubishi Electric Corp.	152,500	2,812,446
Mitsubishi Estate Co. Ltd.	8,400	137,306
Mitsubishi HC Capital, Inc.(c)	21,100	142,982
Mitsubishi UFJ Financial Group, Inc.	582,700	7,944,423
Mitsui & Co. Ltd.	42,400	799,377
Mitsui Fudosan Co. Ltd.	88,500	792,524
Mizuho Financial Group, Inc.	67,300	1,846,962
MS&AD Insurance Group Holdings, Inc.	110,700	2,407,486
Murata Manufacturing Co. Ltd.	315,000	4,858,858
Security	Shares	Value
Japan (continued)
NEC Corp.	50,500	$ 1,075,686
Nissan Chemical Corp.	600	17,864
Nomura Holdings, Inc.	585,700	3,609,035
Nomura Real Estate Holdings, Inc.(c)	96,000	560,214
Nomura Research Institute Ltd.	4,800	156,251
Obayashi Corp.	36,900	492,259
Olympus Corp.	101,000	1,322,163
ORIX Corp.	132,700	2,770,630
Panasonic Holdings Corp.	131,000	1,562,764
Rakuten Group, Inc.(d)	6,800	39,011
Recruit Holdings Co. Ltd.	133,400	6,911,618
Resona Holdings, Inc.	55,300	482,869
Shin-Etsu Chemical Co. Ltd.	55,300	1,577,994
Shionogi & Co. Ltd.	31,200	470,955
Skylark Holdings Co. Ltd.	4,600	92,172
SoftBank Corp.(c)	812,800	1,133,836
SoftBank Group Corp.	27,200	1,391,277
Sojitz Corp.	2,200	48,488
Sompo Holdings, Inc.	24,300	739,964
Sony Group Corp.	301,500	7,628,851
Subaru Corp.	31,600	565,929
Sumitomo Chemical Co. Ltd.	643,600	1,560,486
Sumitomo Corp.	50,000	1,140,892
Sumitomo Mitsui Financial Group, Inc.	209,200	5,379,496
Sumitomo Mitsui Trust Group, Inc.	81,600	2,053,976
Suzuki Motor Corp.	27,600	338,793
T&D Holdings, Inc.	13,800	295,362
Takeda Pharmaceutical Co. Ltd.(c)	194,500	5,764,741
TDK Corp.	107,300	1,124,406
Terumo Corp.	75,500	1,420,610
Tokio Marine Holdings, Inc.	50,900	1,980,153
Tokyo Electron Ltd.	30,100	4,127,689
Tokyo Tatemono Co. Ltd.	16,600	281,071
Tokyu Fudosan Holdings Corp.	74,900	502,545
Toyota Motor Corp.	175,500	3,102,366
Toyota Tsusho Corp.	80,900	1,362,991
Ulvac, Inc.	11,700	403,628
		114,456,360
Luxembourg — 0.0%
SES SA	5	30
Mexico — 0.0%
Fresnillo PLC	5,013	60,949
Netherlands — 3.9%
Adyen NV(b)(d)	471	721,947
Aegon Ltd.	130,445	856,740
Argenx SE(d)	1,290	761,223
ASM International NV	28	12,759
ASML Holding NV	15,985	10,578,443
Euronext NV(b)	4,513	654,981
EXOR NV	2,773	251,825
Heineken Holding NV	1,111	80,407
Heineken NV	26,847	2,189,113
ING Groep NV	65,173	1,276,824
Koninklijke Philips NV(d)	5,579	142,031
NN Group NV	14,767	821,720
Wolters Kluwer NV	7,500	1,167,721
		19,515,734
New Zealand — 0.8%
Xero Ltd.(d)	38,322	3,745,727
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway — 0.6%
Aker BP ASA	22,264	$ 527,858
Aker Carbon Capture ASA	9	3
Aker Horizons ASA(d)	1	—
Aker Solutions ASA	13	42
Equinor ASA(c)	1,656	43,733
Kongsberg Gruppen ASA	11,184	1,639,744
Mowi ASA	3,661	67,865
Telenor ASA	47,190	674,296
Var Energi ASA	36,308	116,780
		3,070,321
Singapore — 2.4%
DBS Group Holdings Ltd.	88,700	3,046,075
Singapore Technologies Engineering Ltd.	14,500	72,821
Singapore Telecommunications Ltd.	2,353,000	5,968,035
STMicroelectronics NV	93,807	2,056,955
United Overseas Bank Ltd.	35,900	1,012,973
		12,156,859
Spain — 1.9%
ACS Actividades de Construccion y Servicios SA	27,936	1,598,867
Amadeus IT Group SA	18,064	1,383,395
Banco Santander SA	859,084	5,787,571
Bankinter SA	42,059	467,493
Endesa SA	6,109	161,839
Industria de Diseno Textil SA	350	17,427
Telefonica SA	28,745	135,486
		9,552,078
Sweden — 2.3%
AddTech AB, B Shares	6,241	182,784
Alfa Laval AB	30,616	1,312,664
Assa Abloy AB, Class B	79,576	2,388,970
Atlas Copco AB, Class A	152,013	2,428,169
Atlas Copco AB, Class B	57,463	808,051
Evolution AB(b)	408	30,400
Getinge AB, Class B	2,121	45,715
Investor AB, Class B	23,256	693,589
Sandvik AB	76,085	1,600,180
Skanska AB, B Shares	8,568	189,105
Swedish Orphan Biovitrum AB(d)	12,731	364,822
Telefonaktiebolaget LM Ericsson, B Shares	204,712	1,592,813
Volvo AB, Class B	1,968	57,738
		11,695,000
Switzerland — 5.7%
ABB Ltd., Registered Shares	127,678	6,587,920
Accelleron Industries AG	8,244	382,244
Belimo Holding AG, Registered Shares	1,573	969,777
Clariant AG, Class N, Registered Shares	2,400	26,010
DSM-Firmenich AG	13,495	1,335,979
Flughafen Zurich AG, Class N, Registered Shares	2,069	490,827
Givaudan SA, Class N, Registered Shares	1,148	4,928,342
Logitech International SA, Registered Shares	11,849	1,004,027
Novartis AG, Registered Shares	106,662	11,846,927
Schindler Holding AG, Class N, Registered Shares	783	237,290
SGS SA, Registered Shares	6,602	657,815
		28,467,158
Security	Shares	Value
United Kingdom — 11.8%
AstraZeneca PLC	52,779	$ 7,750,314
BAE Systems PLC	276,866	5,590,609
Barclays PLC	470,357	1,768,557
Barratt Redrow PLC	38,508	211,827
Berkeley Group Holdings PLC	2,854	132,831
British Land Co. PLC	76,000	363,881
CK Hutchison Holdings Ltd.	623,500	3,514,629
ConvaTec Group PLC(b)	11,059	36,943
Dunelm Group PLC	3	34
HSBC Holdings PLC	192,015	2,176,773
IG Group Holdings PLC	55,833	688,876
Imperial Brands PLC	94,880	3,510,735
Informa PLC	146,708	1,471,026
International Consolidated Airlines Group SA	251,191	849,966
Intertek Group PLC	40,935	2,661,768
J Sainsbury PLC	185,163	564,392
London Stock Exchange Group PLC	38,667	5,743,099
Melrose Industries PLC	5	31
NatWest Group PLC	361,963	2,137,168
Next PLC	676	97,395
RELX PLC	34,728	1,744,409
Rolls-Royce Holdings PLC(d)	476,733	4,633,540
Sage Group PLC	128,008	2,009,767
Smiths Group PLC	81,757	2,051,526
Taylor Wimpey PLC	164,321	230,869
Tesco PLC	1,104,150	4,750,365
Unilever PLC	42,644	2,544,440
Vodafone Group PLC	1,524,979	1,432,900
		58,668,670
United States — 10.5%
BP PLC	111,145	623,685
Carnival PLC(d)	4,405	77,032
CSL Ltd.	12,170	1,915,427
Experian PLC	87,076	4,034,690
GSK PLC	267,763	5,117,001
Holcim AG	58,713	6,318,291
Nestle SA, Registered Shares	34,043	3,440,270
Roche Holding AG	37,709	12,433,785
Sanofi SA	33,223	3,678,511
Schneider Electric SE	16,723	3,860,425
Shell PLC	293,198	10,672,491
		52,171,608
Total Common Stocks — 97.3% (Cost: $431,551,696)		486,106,607
Preferred Securities
Preferred Stocks — 0.3%
Germany — 0.3%
Henkel AG & Co. KGaA	17,521	1,394,096
Total Preferred Securities — 0.3% (Cost: $1,507,464)		1,394,096
Total Long-Term Investments — 97.6% (Cost: $433,059,160)		487,500,703

Schedule of Investments (unaudited)(continued)
March 31, 2025
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(e)(f)(g)	17,713,637	$ 17,722,494
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(e)(f)	9,858,780	9,858,780
Total Short-Term Securities — 5.5% (Cost: $27,581,147)		27,581,274
Total Investments — 103.1% (Cost: $460,640,307)		515,081,977
Liabilities in Excess of Other Assets — (3.1)%		(15,624,604)
Net Assets — 100.0%		$ 499,457,373

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Non-income producing security.
(e)	Affiliate of the Master Portfolio.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,760,544	$ 14,962,330 (a)	$ —	$ (339)	$ (41)	$ 17,722,494	17,713,637	$ 8,205 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	6,430,160	3,428,620 (a)	—	—	—	9,858,780	9,858,780	137,221	—
				$ (339)	$ (41)	$ 27,581,274		$ 145,426	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	92	06/20/25	$ 11,115	$ (356,536)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
International Tilts Master Portfolio

Fair Value Hierarchy as of Period End (continued)
funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 31,595,594	$ —	$ 31,595,594
Austria	—	624,920	—	624,920
Belgium	—	815,529	—	815,529
Brazil	—	41,055	—	41,055
China	—	2,548,036	—	2,548,036
Denmark	—	6,712,952	—	6,712,952
Finland	346,187	1,613,159	—	1,959,346
France	—	48,537,702	—	48,537,702
Germany	—	56,372,604	—	56,372,604
Hong Kong	—	8,581,893	—	8,581,893
Ireland	—	1,289,038	—	1,289,038
Israel	5,645	3,566,643	—	3,572,288
Italy	964,982	8,930,174	—	9,895,156
Japan	—	114,456,360	—	114,456,360
Luxembourg	—	30	—	30
Mexico	—	60,949	—	60,949
Netherlands	—	19,515,734	—	19,515,734
New Zealand	—	3,745,727	—	3,745,727
Norway	—	3,070,321	—	3,070,321
Singapore	—	12,156,859	—	12,156,859
Spain	161,839	9,390,239	—	9,552,078
Sweden	—	11,695,000	—	11,695,000
Switzerland	4,928,342	23,538,816	—	28,467,158
United Kingdom	34	58,668,636	—	58,668,670
United States	—	52,171,608	—	52,171,608
Preferred Securities
Preferred Stocks	—	1,394,096	—	1,394,096
Short-Term Securities
Money Market Funds	27,581,274	—	—	27,581,274
	$ 33,988,303	$ 481,093,674	$ —	$ 515,081,977
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (356,536)	$ —	$ —	$ (356,536)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions